Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Change in Net Assets Available for Plan Benefits

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Net assets available for plan benefits per the financial statements	$364,170,889	$325,611,662
Common collective trust fund market adjustment	(946,673)	(1,973,636)
Net assets available for plan benefits per the Form 5500	$363,224,216	$323,638,026

The following is a reconciliation of change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

December 31, 2025
Net additions in net assets available for plan benefits per the financial statements	$38,559,227
Common collective trust fund market adjustment	1,026,963
Net additions in net trust assets available for plan benefits per the Form 5500	$39,586,190